Significant Accounting Policies (Details Narratives) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2016	Nov. 15, 2019	Aug. 26, 2019	May 01, 2019	Sep. 10, 2018	Nov. 30, 2013
Raw materials	$ 0	$ 112,672
Work in process	0	0
Raw material write off	112,672	60,158
Work in progress write off	0	73,927
Unsecured convertible debt, principal amount				$ 250,000	$ 140,800	$ 1,050,000	$ 500,000	$ 1,500,000
Finished goods write off	0	102,374
Unsecured Convertible debt interest rate				12.00%		12.00%
Debt convertible common shares						1,779,661
Conversion price per share				$ 0.12		$ 0.59
Finished goods	0	0
Cash equivalents	0	0
Mallinckrodt LLC [Member]
Up front payment received			$ 3,000,000
Deferred revenue	$ 0	$ 0